Schedule II - Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2013
Schedule II - Valuation And Qualifying Accounts [Abstract]
Schedule II - Valuation And Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS (CONSOLIDATED AND COMBINED)

Murphy USA Inc.

Valuation Accounts and Reserves

(Thousands of dollars)	Balance at January 1,	Charged (Credited) to Expense	Deductions	Balance at December 31,

2013
Deducted from assets accounts
Allowance for doubtful accounts	$4,576	-	(120)	4,456

2012
Deducted from assets accounts
Allowance for doubtful accounts	$5,835	-	(1,259)	4,576

2011
Deducted from assets accounts
Allowance for doubtful accounts	$5,835	-	-	5,835